Investments in affiliate	12 Months Ended
Dec. 31, 2013
Investments in affiliate [Abstract]:
Investments in affiliate [Text Block]

10. Investments in Affiliate:

The affiliate ship-owning companies, all of which are incorporated in the Marshall Islands and are accounted for under the equity method, are as follows:

		Participation %	Year Established /Acquired
Entity	Vessel/Hull	December 31, 2013
Steadman Maritime Co.	Ensenada Express	49%	July 1, 2013
Marchant Maritime Co.	X-Press Padma	49%	July 8, 2013
Horton Maritime Co.	Petalidi	49%	June 26, 2013
Kemp Maritime Co.	Hull NCP0113	49%	June 6, 2013
Hyde Maritime Co.	Hull NCP0114	49%	June 6, 2013
Ainsley Maritime Co.	Hull NCP0115	25%	June 25, 2013
Ambrose Maritime Co.	Hull NCP0116	25%	June 25, 2013
Connell Maritime Co.	n/a	40%	December 18, 2013

On July 12, 2013, in accordance with the Framework Agreement, York contributed $16,044, in the aggregate, in order to acquire a 51% equity interest in the affiliate ship-owning companies Steadman Maritime Co., Marchant Maritime Co. and Horton Maritime Co., and for initial working capital of such affiliate ship-owning companies. There was no difference between (a) the aggregate of the fair value of the consideration received and the fair value of the retained investment, as compared with (b) the carrying amount of the former subsidiaries assets and liabilities, in each case at the date the subsidiaries were deconsolidated.
Furthermore, in July 2013, Costamare Ventures participated with 49% in the equity of Kemp Maritime Co. and Hyde Maritime Co. who entered into ship-building contracts for the construction of two 9,000 TEU container vessels, subject to upgrade, by contributing $8,707, in the aggregate.
The summarized financial information of the affiliates is as follows:

December 31, 2013
Non-current assets	49,072
Current assets	3,184
52,256

Current liabilities	2,196

Period July 12, 2013 to December 31, 2013
Voyage revenue	5,580
Net Income	1,410